Inventories - Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 1,282	$ 1,254
Work-in-process	331	331
Finished goods	408	433
Tooling and engineering	1,382	1,524
Inventory, net, total	$ 3,403	$ 3,542